Commitments and contingencies (Details) € in Thousands, £ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)
Disclosure of other provisions [line items]
Capital commitments	$ 22,800,000			$ 22,800,000
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Expiration period (years)				15 years
Royalty payments				$ 0	$ 0
Royalty obligation, percentage				2.00%
Maximum royalty expense	4,613,000			$ 4,613,000				$ 5,351
Royalty expense				$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage				2.00%
Maximum royalty expense	1,896,000			$ 1,896,000				$ 2,200
Royalty expense				$ 0
HyCap Fund | Initial Contribution
Disclosure of other provisions [line items]
Capital commitments | £							£ 25,000
Capital contributions	7,610,000		£ 5,665
CleanH2 Fund | Initial Contribution
Disclosure of other provisions [line items]
Capital commitments | €						€ 30,000
Capital contributions	$ 337,000	€ 300	£ 300